UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Proxy Voting Record.

The registrant was entitled to vote at three shareholder’s meetings held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Discovery Global Opportunity Partners, LP
(b)	The exchange ticker symbol of the portfolio security: Not applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable
(d)	The shareholder meeting date: 20 September 2011
(e)	A brief description of the matter voted on: Consent to updated offering memorandum; specify minimum for subscription add-ons, audit holdbacks no longer pay interest, other routine updates/changes.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: SAC Multi-Strategy Fund, LP
(b)	The exchange ticker symbol of the portfolio security: Not applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable
(d)	The shareholder meeting date: 22 November 2011
(e)	A brief description of the matter voted on: Consent to fund merger, interests transferred from SAC Multi-Strategy Fund, LP to SAC Capital Management, LP
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: SAC Capital Management, LP
(b)	The exchange ticker symbol of the portfolio security: Not applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable
(d)	The shareholder meeting date: 22 November 2011
(e)	A brief description of the matter voted on: Consent to fund merger, interests transferred from SAC Multi-Strategy Fund, LP to SAC Capital Management, LP
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Tudor BVI Global Fund, LP
(b)	The exchange ticker symbol of the portfolio security: Not applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable
(d)	The shareholder meeting date: 22 November 2011
(e)	A brief description of the matter voted on: Amendments to Limited Partnership Agreement: Removed gate, lockup, redemption fee, and equalization method for performance allocations. Reclassification of share classes from D/E into A/B.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: QVT Associates II LP
(b)	The exchange ticker symbol of the portfolio security: Not applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not applicable
(d)	The shareholder meeting date: 7 February 2012
(e)	A brief description of the matter voted on: Election for plan of restructuring. Investors given the option of choosing the continuing fund, liquidating class, or remaining in legacy fund.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ Jacques Chappuis
Name: Jacques Chappuis
Title: Principal Executive Officer

Date:	August 29, 2012